Risk management and financial instruments (Details) (USD $)	3 Months Ended		6 Months Ended			3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended											6 Months Ended															1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 ExxonMobil		Jun. 30, 2013 ExxonMobil		Jun. 30, 2014 ExxonMobil		Jun. 30, 2013 ExxonMobil		Jun. 30, 2014 Total	Jun. 30, 2013 Total	Jun. 30, 2014 Total	Jun. 30, 2013 Total	Jun. 30, 2014 Chevron	Jun. 30, 2013 Chevron	Jun. 30, 2014 Chevron	Jun. 30, 2013 Chevron	Jun. 30, 2014 BP	Jun. 30, 2013 BP	Jun. 30, 2014 BP	Jun. 30, 2013 BP	Jun. 30, 2014 Tullow	Jun. 30, 2013 Tullow	Jun. 30, 2014 Tullow	Jun. 30, 2013 Tullow	Jun. 30, 2014 West Vencedor	Jun. 30, 2014 Tender Rig T15	Jun. 30, 2014 Tender Rig T16	Jun. 30, 2014 West Aquarius	Jun. 30, 2014 West Capella	Jun. 30, 2014 West Leo	Jun. 30, 2014 West Auriga	Jun. 30, 2014 West Capricorn	Jun. 30, 2014 West Sirius	Jun. 30, 2014 Loss of Hire Insurance	Jun. 30, 2014 Recurring	Dec. 31, 2013 Recurring	Jun. 30, 2014 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Jun. 30, 2014 Recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Recurring Significant Other Observable Inputs (Level 2)	Jun. 30, 2014 Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Recurring Significant Unobservable Inputs (Level 3)	Jun. 30, 2014 Fair value	Dec. 31, 2013 Fair value	Jun. 30, 2014 Carrying value	Dec. 31, 2013 Carrying value	Jun. 30, 2014 Seadrill and Subsidiaries	Dec. 31, 2013 Seadrill and Subsidiaries	Oct. 31, 2012 Seadrill Limited Credit Facility $300 Million Revolving Credit Facility	Jun. 30, 2014 Seadrill Limited Credit Facility $300 Million Revolving Credit Facility	Jun. 30, 2014 Seadrill Limited Notes Payable, Other Payables	Oct. 31, 2012 Seadrill Limited LIBOR Credit Facility $300 Million Revolving Credit Facility	Jun. 30, 2014 Seadrill Limited LIBOR Credit Facility $300 Million Revolving Credit Facility	Jun. 30, 2014 Interest Rate Swap	Jun. 30, 2013 Interest Rate Swap	Jun. 30, 2014 Interest Rate Swap Swap 1		Jun. 30, 2014 Interest Rate Swap Swap 2		Jun. 30, 2014 Interest Rate Swap Swap 3		Jun. 30, 2014 Interest Rate Swap Swap 4		Jun. 30, 2014 Minimum Interest Rate Swap Swap 4	Jun. 30, 2014 Maximum Interest Rate Swap Swap 4
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets																																																				$ 2,400,000	$ 42,400,000
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities	30,400,000		30,400,000		0
Loss recognized																																																											77,000,000
Gain recognized																																																												45,600,000
Outstanding principal	3,164,200,000		3,164,200,000		2,067,800,000																																																								100,000,000	[1]	85,400,000	[1],[2]	83,300,000	[1],[2]	2,895,500,000	[2]
Receive rate, variable rate basis																																																						LIBOR							3 month LIBOR		3 month LIBOR		3 month LIBOR		3 month LIBOR (with 1% floor)
Pay rate, fixed rate (in hundredths)																																																													1.36%		1.11%		1.93%				2.45%	2.52%
Length of contract, inception date																																																													Oct. 31, 2012		May 31, 2013		Aug. 31, 2013		Feb. 28, 2014
Length of contract, maturity date																																																													Oct. 31, 2019		Jun. 30, 2020		Dec. 31, 2020		Feb. 28, 2021
Interest rate swap, floor rate																																																																			1.00%
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																																																523,300,000	89,700,000	523,300,000	89,700,000
Revolving credit facility																																																0	125,900,000	0	125,900,000
Current portion of long-term debt																																																29,000,000	0	29,000,000	0
Current portion of long term debt to related party																																																102,200,000	108,300,000	102,200,000	108,300,000
Long-term debt																																																2,859,200,000	0	2,859,200,000	0
Long-term portion of debt to related party																																																258,400,000	1,826,400,000	258,400,000	1,826,400,000
Related party loan notes																																																0	299,900,000	0	299,900,000
Variable rate basis on debt issuance																																																									LIBOR	LIBOR
Interest rate added to variable rate basis																																																						5.00%			5.00%	5.00%
Commitment fee percentage (in hundredths)																																																						2.00%	40.00%
Rate of interest																																																								3.735%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets: Derivative instruments – Interest rate swap contracts																																								2,400,000	42,400,000	0	0	2,400,000	42,400,000	0	0
Liabilities: Derivative instruments – Interest rate swap contracts																																								(30,400,000)		0		(30,400,000)		0
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	5,000,000		5,000,000
Insurance for physical damage, annual coverage limit			100,000,000
Self-insured retention period			60 days
Compensation period			290 days
Daily indemnity, percentage of contract day rate																																							75.00%
Maximum claim per event for drilling rigs																														250,000,000	250,000,000	250,000,000	400,000,000	400,000,000	400,000,000	750,000,000	750,000,000	750,000,000
Maximum claim per event for protection and indemnity insurance	$ 500,000.0		$ 500,000.0
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	100.00%	100.00%	100.00%	100.00%		27.70%	[3]	17.00%	[3]	22.80%	[3]	18.20%	[3]	0.00%	22.40%	3.70%	21.10%	14.00%	8.20%	15.60%	8.40%	41.30%	32.80%	39.10%	34.80%	17.00%	19.60%	18.80%	17.50%

[1]	Related party interest rate swap agreements.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[3]	During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.